UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05238

Nuveen New York Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         12/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen New York Municipal Value Fund, Inc. (NNY)
	December 31, 2014

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS 100.4% (100.0% of Total Investments)

	MUNICIPAL BONDS 100.4% (100.0% of Total Investments)

	Consumer Discretionary – 1.5% (1.5% of Total Investments)
$ 275	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BBB	$ 280,052
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
1,950	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	N/R	2,040,675
	Series 2007A, 5.000%, 12/01/23
2,225	Total Consumer Discretionary			2,320,727
	Consumer Staples – 2.1% (2.1% of Total Investments)
500	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	6/16 at 100.00	B	499,805
	Refunding Series 2006A-2, 5.250%, 6/01/26
875	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	6/16 at 100.00	B	739,874
	Series 2006A-3, 5.000%, 6/01/35
85	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/15 at 100.00	A1	85,115
	5.250%, 6/01/25
705	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/15 at 100.00	A1	704,993
	5.750%, 6/01/33
35	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/15 at 100.00	A1	34,261
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
705	4.750%, 6/01/22	6/16 at 100.00	BBB–	705,000
345	5.000%, 6/01/26	6/16 at 100.00	BB–	345,241
240	5.125%, 6/01/42	6/16 at 100.00	B	201,079
3,490	Total Consumer Staples			3,315,368
	Education and Civic Organizations – 17.1% (17.1% of Total Investments)
275	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	285,494
	2007A, 5.000%, 7/01/31
415	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	BB+	416,809
	Schools, Series 2007A, 5.000%, 4/01/37
1,350	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	1,594,579
	Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40
750	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	12/20 at 100.00	B	780,420
	Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40
	Build New York City Resource Corporation, New York, Revenue Bonds, City University of
	New York – Queens College, Q Student Residences, LLC Project, Refunding Series 2014A:
1,000	5.000%, 6/01/38	6/24 at 100.00	Aa2	1,154,560
1,250	5.000%, 6/01/43	6/24 at 100.00	Aa2	1,430,013
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	93,206
	University, Series 2006, 5.000%, 5/01/23
1,175	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	N/R	1,213,704
	2007A, 5.000%, 7/01/41 – RAAI Insured
415	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/23 at 100.00	A–	463,173
	Series 2013A, 5.000%, 7/01/44
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	AA–	1,217,890
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
505	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	515,499
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
525	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A–	596,421
	2010, 5.250%, 7/01/30
280	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series	7/20 at 100.00	Baa3	303,811
	2010, 5.250%, 7/01/35
2,170	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Ba1	2,197,733
	College Refunding, Series 2007-A1, 5.000%, 8/01/46
300	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University	9/23 at 100.00	A	333,258
	Project, Series 2013, 5.000%, 9/01/43
880	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project,	7/19 at 100.00	BBB	985,899
	Series 2009, 5.750%, 7/01/39
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher
	College, Series 2011:
1,000	6.000%, 6/01/30	6/21 at 100.00	BBB+	1,145,320
1,000	6.000%, 6/01/34	6/21 at 100.00	BBB+	1,132,400
3,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of	7/21 at 100.00	AA–	3,332,310
	Rochester Project, Series 2011B, 5.000%, 7/01/41
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
1,500	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BB+	1,550,580
1,175	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	1,200,051
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
1,610	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	1,632,250
800	4.750%, 3/01/46 – NPFG Insured	9/16 at 100.00	AA–	817,512
170	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	177,803
	College, Series 2007, 5.000%, 10/01/27
1,345	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011,	1/21 at 100.00	A2	1,498,895
	5.375%, 7/01/41 – AGM Insured
300	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A–	330,222
	Series 2010A, 5.125%, 9/01/40
24,280	Total Education and Civic Organizations			26,399,812
	Financials – 1.4% (1.4% of Total Investments)
1,705	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	2,121,276
	Series 2007, 5.500%, 10/01/37
	Health Care – 9.5% (9.4% of Total Investments)
990	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series	11/17 at 100.00	A+	1,101,761
	2008D, 5.750%, 11/15/27
1,005	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AA–	1,008,879
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
995	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, New York	2/17 at 100.00	N/R	1,058,909
	Hospital Medical Center of Queens, Series 2007, 4.650%, 8/15/27
700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	AA–	702,674
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
350	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A2	393,081
	Series 2010, 5.000%, 7/01/26
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group
	Revenue Bonds, Series 2008:
1,060	6.500%, 12/01/21	12/18 at 100.00	Ba1	1,213,181
565	6.125%, 12/01/29	12/18 at 100.00	Ba1	627,896
1,155	6.250%, 12/01/37	12/18 at 100.00	Ba1	1,275,386
2,350	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	2,473,892
	Center, Series 2006-1, 5.000%, 7/01/35
510	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	2/15 at 100.00	AA	513,560
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
2,100	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/20 at 100.00	A–	2,427,600
	2011A, 6.000%, 7/01/40
290	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	1/15 at 100.00	BB	290,287
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
280	5.250%, 2/01/27	2/17 at 100.00	BB+	287,708
260	5.500%, 2/01/32	2/17 at 100.00	BB+	266,612
295	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health	7/21 at 100.00	BBB+	326,305
	Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28
500	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	1/15 at 100.00	B+	500,920
	Series 2001A, 7.125%, 7/01/31
155	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	1/15 at 100.00	B+	155,285
	Series 2001B, 7.125%, 7/01/31
13,560	Total Health Care			14,623,936
	Housing/Multifamily – 1.7% (1.7% of Total Investments)
270	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding	4/15 at 100.00	AA	270,840
	Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21
1,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/19 at 100.00	AA+	1,076,590
	Series 2009C-1, 5.500%, 11/01/34
1,250	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/19 at 100.00	AA+	1,321,125
	Series 2009M, 5.150%, 11/01/45
2,520	Total Housing/Multifamily			2,668,555
	Housing/Single Family – 0.6% (0.6% of Total Investments)
925	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27	4/15 at 100.00	Aa1	927,692
	(Alternative Minimum Tax)
	Industrials – 1.7% (1.6% of Total Investments)
100	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt	1/25 at 100.00	N/R	103,502
	Paper NY, Inc. Project, Series 2014, 5.000%, 1/01/35 (Alternative Minimum Tax)
2,350	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	2,448,418
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
2,450	Total Industrials			2,551,920
	Long-Term Care – 1.9% (1.9% of Total Investments)
435	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA+	462,153
	Westchester Project, Series 2006, 5.200%, 2/15/41
270	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Ba3	270,473
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
135	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	7/15 at 100.00	N/R	135,529
	5.000%, 7/01/35 – ACA Insured
610	Erie County Industrial Development Agency, New York, Revenue Bonds, Orchard Park CCRC Inc.	11/16 at 100.00	N/R	622,645
	Project, Series 2006A, 6.000%, 11/15/36
100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	1/15 at 100.00	N/R	100,214
	Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19
195	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	1/15 at 100.00	N/R	196,819
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
640	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	633,478
	Needs Facilities Pooled Program, Series 2008A-1, 5.500%, 7/01/18
235	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	237,627
	Needs Facilities Pooled Program, Series 2008-B1, 5.800%, 7/01/23
225	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs	7/16 at 101.00	N/R	221,906
	Facilities Pooled Program Bonds, Series 2008-C1, 5.800%, 7/01/23
2,845	Total Long-Term Care			2,880,844
	Tax Obligation/General – 6.2% (6.2% of Total Investments)
4,760	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D, 5.125%, 12/01/25	12/17 at 100.00	AA	5,354,524
1,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series A-1, 5.000%, 8/01/26	8/23 at 100.00	AA	1,190,970
35	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 –	9/15 at 100.00	AA	36,113
	SYNCORA GTY Insured
2,765	New York City, New York, General Obligation Bonds, Fiscal Series 2007A, 5.000%, 8/01/25	8/16 at 100.00	AA	2,958,467
8,560	Total Tax Obligation/General			9,540,074
	Tax Obligation/Limited – 22.3% (22.2% of Total Investments)
395	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	7/15 at 100.00	AA	404,662
	2005A, 5.250%, 7/01/24 – CIFG Insured
	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue
	Bonds, City University System, Series 1993A:
820	5.750%, 7/01/18	No Opt. Call	AA	892,406
1,400	6.000%, 7/01/20	No Opt. Call	AA	1,652,308
2,290	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	No Opt. Call	AAA	2,613,989
	Purpose Series 2012D, 5.000%, 2/15/37
6,540	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2014A,	No Opt. Call	AAA	7,651,015
	5.000%, 3/15/44
1,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B,	11/19 at 100.00	AA	1,694,775
	5.000%, 11/15/34
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/15 at 100.00	A–	563,237
	5.500%, 1/01/34
1,200	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA	1,288,740
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
1,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/19 at 100.00	AA	1,679,520
	Series 2009-S5, 5.250%, 1/15/39
1,680	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/23 at 100.00	AAA	1,928,052
	Fiscal 2013 Series I, 5.000%, 5/01/38
1,225	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	2/24 at 100.00	AAA	1,427,505
	Fiscal 2014 Series D-1, 5.000%, 2/01/35
2,100	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	2,328,333
	Series 2008A, 5.000%, 12/15/27 (UB)
865	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	10/15 at 100.00	AA+	895,232
	2005B, 5.000%, 4/01/21 – AMBAC Insured
1,175	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA+	1,293,569
	5.000%, 4/01/27
2,450	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%,	No Opt. Call	AA+	2,947,742
	4/01/20 – AMBAC Insured (UB) (4)
600	New York State Urban Development Corporation, Special Project Revenue Bonds, University	No Opt. Call	AA	723,006
	Facilities Grants, Series 1995, 5.875%, 1/01/21
20,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	3,191,400
	8/01/43 – NPFG Insured
1,000	Sales Tax Asset Receivable Corporation of New York City, New York, Sales Tax Asset Revenue	10/24 at 100.00	AAA	1,230,000
	Bonds, Fiscal 2015 Series A, 5.000%, 10/15/29
47,300	Total Tax Obligation/Limited			34,405,491
	Transportation – 13.8% (13.7% of Total Investments)
3,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2008A,	11/17 at 100.00	AA–	3,281,910
	5.250%, 11/15/36
3,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012E,	No Opt. Call	AA–	3,913,280
	5.000%, 11/15/42
1,100	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E,	11/23 at 100.00	AA–	1,278,123
	5.000%, 11/15/31
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B,	5/24 at 100.00	AA–	2,342,920
	5.250%, 11/15/38
1,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx	10/17 at 102.00	N/R	554,700
	Parking Development Company, LLC Project, Series 2007, 5.875%, 10/01/46 (5)
1,600	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	6/15 at 100.00	BB	1,603,424
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/15 at 100.00	N/R	1,043,150
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
700	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	1/16 at 100.00	A3	732,235
	Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, JetBlue	5/15 at 100.00	B	1,000,270
	Airways Corporation Project, Series 2006, 5.125%, 5/15/30 (Alternative Minimum Tax)
660	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	11/21 at 100.00	A+	733,821
	Center Project, Series 2011, 5.000%, 11/15/44
325	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA	449,280
	Eighth Series 2008, Trust 2920, 17.814%, 8/15/32 – AGM Insured (IF)
1,575	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	1,811,171
	Ninth Series 2013, 5.000%, 12/01/43
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
225	6.500%, 12/01/28	12/15 at 100.00	BBB	236,086
1,160	6.000%, 12/01/36	12/20 at 100.00	BBB	1,354,184
780	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	AA–	949,845
	Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured
20,125	Total Transportation			21,284,399
	U.S. Guaranteed – 5.3% (5.3% of Total Investments) (6)
1,825	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	N/R (6)	1,878,637
	Hospital, Series 2005, 4.900%, 8/15/31 (Pre-refunded 8/15/15)
870	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	Aaa	927,472
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,
	Series 2005F:
260	5.000%, 3/15/21 (Pre-refunded 3/15/15) – AGM Insured	3/15 at 100.00	Aa1 (6)	262,616
15	5.000%, 3/15/21 (Pre-refunded 3/15/15) – AGM Insured	3/15 at 100.00	AAA	15,151
265	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A (6)	274,569
	Civic Facility Project, Series 2005, 5.000%, 10/01/35 (Pre-refunded 10/01/15)
1,690	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AA+ (6)	1,730,137
	New York Housing Authority Program, Series 2005A, 5.000%, 7/01/25 (Pre-refunded 7/01/15) –
	FGIC Insured
1,965	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19	9/15 at 100.00	Aa2 (6)	2,028,666
	(Pre-refunded 9/01/15) – SYNCORA GTY Insured
30	New York City, New York, General Obligation Bonds, Fiscal Series 2007A, 5.000%, 8/01/25	8/16 at 100.00	N/R (6)	32,191
	(Pre-refunded 8/01/16)
	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic
	Development and Housing, Series 2006A:
75	5.000%, 3/15/36 (Pre-refunded 9/15/15)	9/15 at 100.00	N/R (6)	77,576
765	5.000%, 3/15/36 (Pre-refunded 9/15/15)	9/15 at 100.00	AAA	791,278
135	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	10/15 at 100.00	N/R (6)	139,926
	2005B, 5.000%, 4/01/21 (Pre-refunded 10/01/15) – AMBAC Insured
7,895	Total U.S. Guaranteed			8,158,219
	Utilities – 11.2% (11.2% of Total Investments)
1,000	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds,	2/20 at 100.00	Baa3	1,112,050
	NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42
90	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	100,873
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,500	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AA–	1,583,850
1,500	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	AA–	1,581,870
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	263,270
	5.000%, 12/01/35 – CIFG Insured
135	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A,	9/24 at 100.00	A–	151,421
	5.000%, 9/01/44
400	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A–	441,808
	5.000%, 5/01/38
1,250	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	No Opt. Call	A–	1,387,037
	5.000%, 9/01/37
1,000	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	6/15 at 100.00	A–	1,003,870
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
2,490	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	No Opt. Call	BB+	2,574,486
	Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42
25	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa1	26,041
	11/15/19 – FGIC Insured
495	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue	1/15 at 100.00	N/R	495,064
	Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE:
4,440	5.000%, 12/15/34	12/23 at 100.00	AAA	5,288,351
1,100	5.000%, 12/15/41	12/23 at 100.00	AAA	1,287,176
15,675	Total Utilities			17,297,167
	Water and Sewer – 4.1% (4.1% of Total Investments)
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AAA	2,290,460
	Bonds, Fiscal 2009 Series 2008A, 5.750%, 6/15/40
1,000	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds	2/22 at 100.00	AAA	1,140,090
	Master Financing, Series 2012B, 5.000%, 2/15/42
2,500	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds	5/23 at 100.00	AAA	2,898,775
	Master Financing, Series 2013B, 5.000%, 5/15/43
5,500	Total Water and Sewer			6,329,325
$ 159,055	Total Long-Term Investments (cost $144,858,316)			154,824,805
	Floating Rate Obligations – (2.1)%			(3,255,000)
	Other Assets Less Liabilities – 1.7%			2,564,601
	Net Assets Applicable to Common Shares – 100%			$ 154,134,406

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	154,824,805	$ —	$154,824,805

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2014, the cost of investments was $141,206,317.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2014, were as follows:

Gross unrealized:
Appreciation	$11,068,273
Depreciation	(706,866)
Net unrealized appreciation (depreciation) of investments	$10,361,407

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.875%
to 2.350%.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Municipal Value Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         February 27, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         February 27, 2015